[DECHERT LETTERHEAD]


                                                     May 11, 2007

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      THE WEISS FUND, FILE NOS. 33-95688, 811-09084

Dear Sir or Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of The Weiss Fund (the "Trust") that the form of Prospectus and Statement of Additional
Information included in Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A ("PEA 19") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 19. I hereby further certify that PEA 19 was filed electronically with the Commission on May 1, 2007 pursuant to Rule 485(b) under the Securities Act.

          No fees are required in connection with this filing. Please call me at
(617) 728-7128 or John V. O'Hanlon at (617) 728-7111 if you have any questions.

                                                     Very truly yours,


                                                     /s/Ariel M. Ayanna
                                                     Ariel M. Ayanna

cc:   John V. O'Hanlon, Esq.
      Leslie-Anne Moore
      Sharon A. Daniels